SEGMENT REPORTING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) segment	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SEGMENT REPORTING
Number of operating segments | segment	4	4	4
Total revenue	¥ 7,744,072	$ 1,122,785	¥ 11,425,836	¥ 10,528,234
Gross profit (loss)	(263,558)	(38,211)	(199,388)	242,282
Capital
SEGMENT REPORTING
Total revenue	29,899	4,335	117,622	142,506
Capital | Revision of Prior Period, Adjustment [Member]
SEGMENT REPORTING
Total revenue					¥ 68,515
Express delivery | Capital | Revision of Prior Period, Adjustment [Member]
SEGMENT REPORTING
Total revenue					49,236
Freight delivery | Capital | Revision of Prior Period, Adjustment [Member]
SEGMENT REPORTING
Total revenue					¥ 19,279
Operating segment
SEGMENT REPORTING
Total revenue	7,744,072	1,122,785	11,425,836	10,528,234
Gross profit (loss)	(263,558)	(38,211)	(199,388)	242,282
Operating segment | Freight delivery
SEGMENT REPORTING
Total revenue	4,890,823	709,103	8,353,703	7,853,680
Gross profit (loss)	(226,659)	(32,862)	(262,303)	158,656
Operating segment | Supply chain management
SEGMENT REPORTING
Total revenue	1,852,153	268,537	1,820,239	1,912,323
Gross profit (loss)	110,257	15,986	73,272	65,422
Operating segment | All Other Segments
SEGMENT REPORTING
Total revenue	116,859	16,943	172,447	142,506
Gross profit (loss)	17,524	2,541	54,299	116,281
Operating segment | Global
SEGMENT REPORTING
Total revenue	963,505	139,695	1,194,146	777,657
Gross profit (loss)	(164,680)	(23,876)	(64,656)	(98,077)
Operating segment | UCargo | Revision of Prior Period, Adjustment [Member]
SEGMENT REPORTING
Total revenue			2,809,081	2,519,919
Inter-segment
SEGMENT REPORTING
Total revenue	¥ (79,268)	$ (11,493)	¥ (114,699)	¥ (157,932)